Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,700,304	¥ 1,649,721
Accumulated amortization	(886,297)	(823,276)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	166,076	169,761
Accumulated amortization	(146,051)	(145,525)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,104	15,759
Accumulated amortization	(12,467)	(11,825)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,152	15,768
Accumulated amortization	(6,114)	(9,863)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	141,111	125,350
Accumulated amortization	(110,663)	(96,322)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	594,109	529,022
Accumulated amortization	(384,236)	(345,935)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	612,266	615,206
Accumulated amortization	(124,787)	(106,725)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	41,764	42,575
Accumulated amortization	(29,017)	(29,108)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	53,266	74,605
Accumulated amortization	(21,645)	(28,685)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	64,456	61,675
Accumulated amortization	¥ (51,317)	¥ (49,288)